Schwab Strategic Trust
Schwab Ariel Opportunities ETF

Portfolio Holdings as of December 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Automobiles & Components 2.0%
Gentex Corp.	17,004	395,683
Phinia, Inc.	1,444	90,524
		486,207

Banks 1.4%
M&T Bank Corp.	1,684	339,292

Capital Goods 13.4%
Generac Holdings, Inc. *	3,857	525,979
Kennametal, Inc.	10,174	289,043
Masco Corp.	3,699	234,738
Middleby Corp. *	3,420	508,451
nVent Electric PLC	5,740	585,308
Resideo Technologies, Inc. *	19,156	672,759
Simpson Manufacturing Co., Inc.	1,512	244,143
Snap-on, Inc.	763	262,930
		3,323,351

Commercial & Professional Services 6.4%
Brady Corp., Class A	2,996	234,796
Brink's Co.	9,960	1,162,631
Korn Ferry	3,082	203,474
		1,600,901

Consumer Discretionary Distribution & Retail 1.1%
CarMax, Inc. *	3,800	146,832
LKQ Corp.	4,096	123,699
		270,531

Consumer Durables & Apparel 2.8%
Mattel, Inc. *	22,763	451,618
Mohawk Industries, Inc. *	2,137	233,574
		685,192

Consumer Services 17.1%
ADT, Inc.	41,641	336,043
Adtalem Global Education, Inc. *	4,167	431,160
Lindblad Expeditions Holdings, Inc. *	75,219	1,084,658
Norwegian Cruise Line Holdings Ltd. *	45,215	1,009,199
OneSpaWorld Holdings Ltd.	60,827	1,261,552
Royal Caribbean Cruises Ltd.	446	124,398
		4,247,010

Financial Services 13.2%
Carlyle Group, Inc.	8,366	494,514
FactSet Research Systems, Inc.	645	187,173
Fiserv, Inc. *	7,940	533,330
KKR & Co., Inc.	4,163	530,699
Lazard, Inc.	8,663	420,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	5,001	683,087
WEX, Inc. *	2,977	443,513
		3,292,991

Food, Beverage & Tobacco 1.0%
J.M. Smucker Co.	2,605	254,795

Health Care Equipment & Services 3.9%
Envista Holdings Corp. *	17,398	377,711
Labcorp Holdings, Inc.	1,323	331,914
Zimmer Biomet Holdings, Inc.	2,788	250,697
		960,322

Household & Personal Products 0.6%
Reynolds Consumer Products, Inc.	7,019	160,876

Insurance 5.4%
Aflac, Inc.	2,220	244,799
First American Financial Corp.	10,917	670,740
Progressive Corp.	1,094	249,126
RLI Corp.	2,924	187,078
		1,351,743

Materials 1.4%
Axalta Coating Systems Ltd. *	10,934	353,278

Media & Entertainment 8.2%
Madison Square Garden Entertainment Corp. *	7,831	422,013
Madison Square Garden Sports Corp. *	1,448	374,525
Manchester United PLC, Class A *	20,989	334,145
Omnicom Group, Inc.	3,167	255,735
Sphere Entertainment Co. *	6,737	640,554
		2,026,972

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Bio-Rad Laboratories, Inc., Class A *	1,343	406,915
Charles River Laboratories International, Inc. *	2,737	545,977
Prestige Consumer Healthcare, Inc. *	9,598	592,101
		1,544,993

Real Estate Management & Development 4.7%
CBRE Group, Inc., Class A *	2,087	335,569
Jones Lang LaSalle, Inc. *	2,467	830,071
		1,165,640

Software & Services 2.1%
Fair Isaac Corp. *	221	373,627
Hackett Group, Inc.	7,576	148,717
		522,344

Schwab Ariel Opportunities ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.0%
Keysight Technologies, Inc. *	2,498	507,569
Knowles Corp. *	20,353	436,165
Littelfuse, Inc.	1,422	359,652
Motorola Solutions, Inc.	755	289,406
Zebra Technologies Corp., Class A *	1,673	406,238
		1,999,030
Total Common Stocks (Cost $20,704,395)		24,585,468

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (a)	272,067	272,067
Total Short-Term Investments (Cost $272,067)		272,067
Total Investments in Securities (Cost $20,976,462)		24,857,535

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$24,585,468	$—	$—	$24,585,468
Short-Term Investments[1]	272,067	—	—	272,067
Total	$24,857,535	$—	$—	$24,857,535

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel Opportunities ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2025, are disclosed in the fund’s Portfolio Holdings.
REG117329DEC25